5. Inventory, net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory, net

Note 5 – Inventory, net

At September 30, 2020 and December 31, 2019, inventory consisted of the following:

	September 30, 2020	December 31, 2019
Parts	$52,674	$31,458
Finished goods	80,885	102,889
Total	133,559	134,347
Less inventory reserve	(67,561)	(71,414)
Inventory, net	$65,998	$62,933

Note 5 – Inventory, net

At December 31, 2019 and 2018, inventory consisted of the following:

	December 31, 2019	December 31, 2018
Parts	$31,458	$44,974
Finished goods	102,889	78,314
Total	134,347	123,288
Less inventory reserve	(71,414)	(53,501)
Inventory, net	$62,933	$69,787